Segment and Related Information - Summary of Financial Information Concerning Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Service Revenue	$ 353.7	$ 359.9	$ 321.3	$ 333.6	$ 344.7	$ 333.7	$ 307.1	$ 1,046.8	$ 1,049.2	$ 1,403.0	$ 1,319.1	$ 537.9
Operating Income (Loss)	$ 19.3	$ 16.0	$ 8.3	$ 1.3	$ 7.8	$ 7.0	$ 6.0	70.1	49.1	69.4	22.1	(60.8)
Depreciation and Amortization								194.8	206.7	271.4	278.9	104.1
Operating Segments [Member] | South [Member]
Segment Reporting Information [Line Items]
Service Revenue								368.6	372.0	493.7	475.4	336.9
Operating Income (Loss)								49.8	54.3	72.2	66.4	53.3
Depreciation and Amortization								54.6	55.7	70.3	79.0	51.6
Operating Segments [Member] | East [Member]
Segment Reporting Information [Line Items]
Service Revenue								272.8	268.4	364.3	331.1	146.2
Operating Income (Loss)								16.4	4.8	8.7	7.7	(42.3)
Depreciation and Amortization								56.7	63.0	85.1	78.7	33.7
Operating Segments [Member] | Midwest [Member]
Segment Reporting Information [Line Items]
Service Revenue								405.4	408.8	545.2	512.6	54.8
Operating Income (Loss)								45.5	38.5	51.2	39.6	2.8
Depreciation and Amortization								77.3	81.7	108.1	112.6	12.7
Corporate [Member]
Segment Reporting Information [Line Items]
Service Revenue								0.0	0.0	(0.2)	0.0	0.0
Operating Income (Loss)								(41.6)	(48.5)	(62.7)	(91.6)	(74.6)
Depreciation and Amortization								$ 6.2	$ 6.3	$ 7.9	$ 8.6	$ 6.1